Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A

Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	42
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$21,351,719.28	0.1278699	$9,722,301.04	0.0582243	$11,629,418.24
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$114,831,719.28	0.0847804	$103,202,301.04	0.0761944	$11,629,418.24

Weighted Avg. Coupon (WAC)	5.15%		5.18%
Weighted Avg. Remaining Maturity (WARM)	20.27		19.46
Pool Receivables Balance	$143,920,136.32		$132,090,486.07
Remaining Number of Receivables	23,584		22,473

Adjusted Pool Balance	$142,125,681.96		$130,496,263.72

III. COLLECTIONS

Principal:
Principal Collections	$11,546,932.20
Repurchased Contract Proceeds Related to Principal	$14,962.55
Recoveries/Liquidation Proceeds	$263,663.37
Total Principal Collections	$11,825,558.12

Interest:
Interest Collections	$617,576.44
Late Fees & Other Charges	$37,563.74
Interest on Repurchase Principal	$128.55
Total Interest Collections	$655,268.73

Collection Account Interest	$664.38
Reserve Account Interest	$407.31
Servicer Advances	$-

Total Collections	$12,481,898.54

Hyundai Auto Receivables Trust 2012-A

Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	42
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$12,481,898.54
Reserve Account Release	$-
Total Available for Distribution	$12,481,898.54

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$119,933.45		$119,933.45	$119,933.45
Collection Account Interest					$664.38
Late Fees & Other Charges					$37,563.74
Total due to Servicer					$158,161.57

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$16,903.44		$16,903.44

Total Class A interest:		$16,903.44		$16,903.44	$16,903.44

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$12,143,188.61

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$11,629,418.24

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,629,418.24
Class A Notes Total:		$11,629,418.24		$11,629,418.24
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$11,629,418.24		$11,629,418.24

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					513,770.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,794,454.36
Beginning Period Amount	$1,794,454.36
Current Period Amortization	$200,232.01
Ending Period Required Amount	$1,594,222.35
Ending Period Amount	$1,594,222.35
Next Distribution Date Amount	$1,408,575.14

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	19.20%	20.92%	20.92%

Hyundai Auto Receivables Trust 2012-A

Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	42
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.46%	21,903	96.26%	$127,149,985.58
30 - 60 Days	1.99%	447	2.92%	$3,851,724.63
61 - 90 Days	0.47%	106	0.72%	$948,692.24
91 + Days	0.08%	17	0.11%	$140,083.62
		22,473		$132,090,486.07
Total
Delinquent Receivables 61 + days past due	0.55%	123	0.82%	$1,088,775.86
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	98	0.61%	$880,910.62
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	97	0.59%	$931,273.66
Three-Month Average Delinquency Ratio	0.45%		0.68%

Repossession in Current Period		15		$132,154.12
Repossession Inventory		39		$59,969.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$268,116.17
Recoveries				$(263,663.37)
Net Charge-offs for Current Period				$4,452.80

Beginning Pool Balance for Current Period				$143,920,136.32

Net Loss Ratio				0.04%
Net Loss Ratio for 1st Preceding Collection Period				-1.03%
Net Loss Ratio for 2nd Preceding Collection Period				-0.30%
Three-Month Average Net Loss Ratio for Current Period				-0.43%

Cumulative Net Losses for All Periods				$9,711,654.10
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$843,128.81
Number of Extensions				90